Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.0%)
Biotechnology (19.6%)
	AbbVie Inc.	4,681,828	871,335
	Amgen Inc.	1,681,312	484,520
	Gilead Sciences Inc.	3,898,404	429,136
*	Vertex Pharmaceuticals Inc.	803,924	355,375
	Regeneron Pharmaceuticals Inc.	334,450	163,974
*	Alnylam Pharmaceuticals Inc.	406,798	123,894
*	Natera Inc.	401,614	63,347
*	Biogen Inc.	457,748	59,411
*	United Therapeutics Corp.	133,428	42,544
*	Insmed Inc.	568,603	39,649
*	Neurocrine Biosciences Inc.	309,389	38,061
*	BioMarin Pharmaceutical Inc.	599,630	34,821
*	Exelixis Inc.	787,178	33,880
*	Incyte Corp.	514,405	33,467
*	Exact Sciences Corp.	580,891	32,693
*	Moderna Inc.	1,088,180	28,902
*	Halozyme Therapeutics Inc.	386,315	21,661
*	Blueprint Medicines Corp.	199,846	20,254
*	Revolution Medicines Inc.	436,022	17,179
*	TG Therapeutics Inc.	466,650	16,384
*	Ionis Pharmaceuticals Inc.	472,276	15,826
*	Alkermes plc	489,694	14,990
*	ADMA Biologics Inc.	743,079	14,743
*	Bridgebio Pharma Inc.	416,369	14,261
*	Madrigal Pharmaceuticals Inc.	44,886	12,355
*	Roivant Sciences Ltd.	1,115,657	12,261
*	Vaxcyte Inc.	362,398	11,774
*	Cytokinetics Inc.	354,089	10,984
*	PTC Therapeutics Inc.	221,984	10,771
*,1	CRISPR Therapeutics AG	256,064	9,293
*	Nuvalent Inc. Class A	124,140	9,262
*	Rhythm Pharmaceuticals Inc.	148,287	9,094
*	Catalyst Pharmaceuticals Inc.	362,308	9,043
*	Ultragenyx Pharmaceutical Inc.	264,262	8,993
*	Viking Therapeutics Inc.	333,601	8,941
*	SpringWorks Therapeutics Inc.	187,595	8,763
*	Avidity Biosciences Inc.	281,936	8,734
*	Akero Therapeutics Inc.	174,305	8,654
*	Krystal Biotech Inc.	67,901	8,553
*	Merus NV	151,229	8,479
*	Crinetics Pharmaceuticals Inc.	276,414	8,433
*,1	Summit Therapeutics Inc. (XNMS)	461,849	8,413
*	Sarepta Therapeutics Inc.	208,097	7,824
*	Soleno Therapeutics Inc.	102,069	7,487
*	ACADIA Pharmaceuticals Inc.	338,949	7,311
*	Protagonist Therapeutics Inc.	153,573	7,290
*	BioCryst Pharmaceuticals Inc.	623,218	6,700
*	Vericel Corp.	156,765	6,474
*	Veracyte Inc.	243,172	6,471
*	Arcellx Inc.	103,093	6,398
*	Scholar Rock Holding Corp.	207,685	6,025
*	Xenon Pharmaceuticals Inc.	203,977	5,885
*	Agios Pharmaceuticals Inc.	179,178	5,750
*	Arrowhead Pharmaceuticals Inc.	343,521	5,520
*	Twist Bioscience Corp.	186,095	5,453
*	Denali Therapeutics Inc.	408,691	5,411
*	Mirum Pharmaceuticals Inc.	114,935	5,110
*	Ideaya Biosciences Inc.	247,285	4,919
*	Amicus Therapeutics Inc.	750,812	4,557
*	Beam Therapeutics Inc.	279,733	4,428

		Shares	Market Value ($000)
*	Arcutis Biotherapeutics Inc.	333,916	4,354
*	Biohaven Ltd.	271,785	4,025
*	Apellis Pharmaceuticals Inc.	235,498	3,987
*	Travere Therapeutics Inc.	263,745	3,961
*,1	Recursion Pharmaceuticals Inc. Class A	926,967	3,875
*,1	GRAIL Inc.	99,345	3,816
*	MannKind Corp.	902,578	3,746
*	Celldex Therapeutics Inc.	187,696	3,713
*	Kymera Therapeutics Inc.	121,907	3,613
*	CG oncology Inc.	131,571	3,371
*,1	Novavax Inc.	452,837	3,324
*	Disc Medicine Inc.	70,251	3,279
*	Immunovant Inc.	212,348	3,153
*	89bio Inc.	319,508	3,144
*	Janux Therapeutics Inc.	128,963	3,069
*	Dynavax Technologies Corp.	306,171	2,997
*	Kiniksa Pharmaceuticals International plc	105,839	2,896
*	Aurinia Pharmaceuticals Inc.	365,041	2,862
*	Syndax Pharmaceuticals Inc.	269,069	2,836
*	CareDx Inc.	164,679	2,798
*	Dyne Therapeutics Inc.	229,905	2,750
*	MoonLake Immunotherapeutics	69,854	2,725
*	Ardelyx Inc.	740,170	2,716
*	Vera Therapeutics Inc.	139,306	2,640
*	Apogee Therapeutics Inc.	69,419	2,544
*	Newamsterdam Pharma Co. NV	137,416	2,489
*	Viridian Therapeutics Inc.	178,328	2,482
*	Geron Corp. (XNGS)	1,576,187	2,396
*	MiMedx Group Inc.	369,304	2,375
*	Nurix Therapeutics Inc.	214,485	2,280
*	Akebia Therapeutics Inc.	739,261	2,240
*	Intellia Therapeutics Inc.	308,544	2,120
*	ARS Pharmaceuticals Inc.	138,111	1,993
*,1	Anavex Life Sciences Corp.	263,713	1,986
*	Praxis Precision Medicines Inc.	50,432	1,944
*	Immunome Inc.	217,463	1,905
*	uniQure NV	126,825	1,835
*,1	ImmunityBio Inc.	689,971	1,835
*	Arcus Biosciences Inc.	198,474	1,772
*	Spyre Therapeutics Inc.	113,264	1,731
*	Mineralys Therapeutics Inc.	101,435	1,580
*	Xencor Inc.	187,044	1,496
*	Arbutus Biopharma Corp.	445,275	1,496
*	Iovance Biotherapeutics Inc.	820,392	1,436
*	Vir Biotechnology Inc.	278,941	1,378
*	Zymeworks Inc.	119,548	1,366
*	Day One Biopharmaceuticals Inc.	205,929	1,314
*,1	Altimmune Inc.	240,783	1,307
*	Cogent Biosciences Inc.	236,059	1,284
*	Myriad Genetics Inc.	285,580	1,197
*	KalVista Pharmaceuticals Inc.	101,067	1,193
*	REGENXBIO Inc.	131,744	1,166
*	Relay Therapeutics Inc.	369,808	1,109
*	Replimune Group Inc.	120,322	1,080
*	Kura Oncology Inc.	189,235	1,077
*	Keros Therapeutics Inc.	76,077	1,076
*	Emergent BioSolutions Inc.	170,019	1,075
*,1	Humacyte Inc.	385,077	1,028
*	Stoke Therapeutics Inc.	101,434	968
*	AnaptysBio Inc.	43,144	959
*	Taysha Gene Therapies Inc.	352,835	956
*	Sage Therapeutics Inc.	142,890	923
*,1	Sana Biotechnology Inc.	422,185	916
*	Arcturus Therapeutics Holdings Inc.	72,040	903
*	ArriVent Biopharma Inc.	42,199	897
*	iTeos Therapeutics Inc.	83,567	837
*	ORIC Pharmaceuticals Inc.	99,882	816
*	Verve Therapeutics Inc.	180,491	803
*	Vanda Pharmaceuticals Inc.	184,365	800
*,1	Ocugen Inc.	904,585	756

		Shares	Market Value ($000)
*	Erasca Inc.	534,095	748
*	Heron Therapeutics Inc.	382,856	720
*	Cullinan Therapeutics Inc.	82,134	710
*	MeiraGTx Holdings plc	135,459	694
*	Aura Biosciences Inc.	117,640	689
*	Rocket Pharmaceuticals Inc.	251,604	632
*	Olema Pharmaceuticals Inc.	117,436	620
*	Savara Inc.	242,622	553
*	Allogene Therapeutics Inc.	459,502	538
*	Monte Rosa Therapeutics Inc.	125,627	525
*	Annexon Inc.	240,685	491
*	Organogenesis Holdings Inc.	173,043	474
*	Editas Medicine Inc.	274,633	472
*	Entrada Therapeutics Inc.	59,341	451
*	Dianthus Therapeutics Inc.	25,954	451
*	Perspective Therapeutics Inc.	173,613	446
*	Astria Therapeutics Inc.	91,769	437
*	Tyra Biosciences Inc.	47,743	434
*	Prothena Corp. plc	92,519	425
*	Y-mAbs Therapeutics Inc.	84,645	389
*,1	Lexicon Pharmaceuticals Inc.	569,490	357
*	4D Molecular Therapeutics Inc.	96,342	349
*	Fate Therapeutics Inc.	268,865	325
*	Bicara Therapeutics Inc.	34,125	316
*	Aldeyra Therapeutics Inc.	139,257	299
*	Coherus Biosciences Inc.	363,854	283
*	Cabaletta Bio Inc.	150,740	282
*	Alector Inc.	210,784	280
*	Ironwood Pharmaceuticals Inc.	452,844	271
*	Tango Therapeutics Inc.	118,574	263
*	Agenus Inc.	74,035	254
*	Cargo Therapeutics Inc.	43,108	183
*	MacroGenics Inc.	129,034	175
*	Korro Bio Inc.	14,213	162
*	HilleVax Inc.	85,655	160
*	Lyell Immunopharma Inc.	344,760	151
*,1	Prime Medicine Inc.	127,060	150
*	Zentalis Pharmaceuticals Inc.	114,950	139
*	Mural Oncology plc	47,262	124
*,1	Biomea Fusion Inc.	79,574	115
*	Applied Therapeutics Inc.	235,036	83
*	IGM Biosciences Inc.	36,745	47
*	ALX Oncology Holdings Inc.	79,353	39
*,1	Seres Therapeutics Inc.	5,093	36
*	FibroGen Inc.	91,195	26
*,2	Prevail Therapeutics CVR	78	—
			3,414,657
Health Care Equipment & Supplies (23.3%)
	Abbott Laboratories	5,423,412	724,459
*	Intuitive Surgical Inc.	1,120,367	618,823
*	Boston Scientific Corp.	4,625,170	486,845
	Stryker Corp.	1,074,207	411,035
	Medtronic plc	4,010,636	332,803
	Becton Dickinson & Co.	897,876	154,964
*	Edwards Lifesciences Corp.	1,831,683	143,274
*	IDEXX Laboratories Inc.	253,413	130,092
	ResMed Inc.	459,263	112,423
*	Dexcom Inc.	1,226,164	105,205
	GE HealthCare Technologies Inc.	1,431,713	100,993
	STERIS plc	307,221	75,334
*	Insulet Corp.	219,630	71,386
	Zimmer Biomet Holdings Inc.	618,646	57,021
	Baxter International Inc.	1,603,953	48,921
*	Hologic Inc.	701,667	43,623
*	Cooper Cos. Inc.	625,526	42,711
*	Align Technology Inc.	217,484	39,351
*	Solventum Corp.	459,558	33,589
*	Penumbra Inc.	114,918	30,680
*	Masimo Corp.	143,619	23,338

		Shares	Market Value ($000)
*	Merit Medical Systems Inc.	184,676	17,550
	Teleflex Inc.	139,716	17,083
*	Glaukos Corp.	176,882	16,678
*	Lantheus Holdings Inc.	214,144	16,181
*	Globus Medical Inc. Class A	259,919	15,382
*	iRhythm Technologies Inc.	98,193	13,796
*	Inspire Medical Systems Inc.	93,059	12,861
*	TransMedics Group Inc.	100,000	12,712
*	Integer Holdings Corp.	105,336	12,510
*	Haemonetics Corp.	157,009	10,631
	DENTSPLY SIRONA Inc.	624,283	9,976
*	ICU Medical Inc.	73,114	9,860
*	Envista Holdings Corp.	537,875	9,827
*	PROCEPT BioRobotics Corp.	162,842	9,445
*	LivaNova plc	169,728	7,341
*	QuidelOrtho Corp.	211,646	6,491
*	Novocure Ltd.	326,503	6,239
*	UFP Technologies Inc.	23,956	5,610
*	Enovis Corp.	178,475	5,586
	CONMED Corp.	96,539	5,479
*	AtriCure Inc.	154,744	5,349
	LeMaitre Vascular Inc.	63,744	5,240
*	Alphatec Holdings Inc.	360,553	4,482
*	Omnicell Inc.	146,458	4,448
*	Tandem Diabetes Care Inc.	208,200	4,126
*	Neogen Corp.	647,375	3,794
*	Artivion Inc.	113,354	3,353
*	Integra LifeSciences Holdings Corp.	218,164	2,762
*	SI-BONE Inc.	120,168	2,271
*,1	Establishment Labs Holdings Inc.	63,279	2,178
*	STAAR Surgical Co.	107,920	1,922
*	Avanos Medical Inc.	145,052	1,823
	Embecta Corp.	172,615	1,818
*	RxSight Inc.	107,791	1,648
	iRadimed Corp.	25,727	1,489
*	Axogen Inc.	124,816	1,359
*	Butterfly Network Inc.	541,558	1,300
*	AngioDynamics Inc.	126,649	1,292
*	Surmodics Inc.	42,649	1,238
*	Orthofix Medical Inc.	102,035	1,148
*	OrthoPediatrics Corp.	49,459	987
*	Varex Imaging Corp.	128,302	984
*,1	Pulse Biosciences Inc.	52,564	910
*	Treace Medical Concepts Inc.	156,403	898
*	Zimvie Inc.	87,641	801
*	Cerus Corp.	589,905	749
*	Bioventus Inc. Class A	112,843	731
*	OraSure Technologies Inc.	250,465	721
*	Ceribell Inc.	39,208	659
*	Pulmonx Corp.	114,050	388
			4,068,976
Health Care Providers & Services (18.7%)
	UnitedHealth Group Inc.	2,860,409	863,586
	McKesson Corp.	391,904	281,979
	Elevance Health Inc.	707,926	271,730
	Cigna Group	847,770	268,438
	CVS Health Corp.	3,947,644	252,807
	HCA Healthcare Inc.	577,422	220,223
	Cencora Inc.	576,105	167,785
	Cardinal Health Inc.	755,402	116,664
	Humana Inc.	377,421	87,988
*	Centene Corp.	1,551,210	87,550
	Labcorp Holdings Inc.	261,637	65,140
	Quest Diagnostics Inc.	349,026	60,500
*	Molina Healthcare Inc.	171,047	52,176
*	Tenet Healthcare Corp.	295,118	49,807
	Encompass Health Corp.	315,777	38,178
	Universal Health Services Inc. Class B	181,224	34,496
*	Hims & Hers Health Inc.	568,272	32,142

		Shares	Market Value ($000)
*	HealthEquity Inc.	270,463	27,211
	Ensign Group Inc.	179,557	26,442
	Chemed Corp.	45,698	26,269
*	Henry Schein Inc.	344,760	24,130
*	DaVita Inc.	137,598	18,749
*	Option Care Health Inc.	513,586	16,784
*	Guardant Health Inc.	347,340	14,109
*	RadNet Inc.	196,774	11,313
*	CorVel Corp.	96,337	10,719
*	Amedisys Inc.	102,785	9,669
	Concentra Group Holdings Parent Inc.	360,660	7,801
*	Privia Health Group Inc.	303,418	6,906
	Premier Inc. Class A	285,471	6,560
*	Acadia Healthcare Co. Inc.	288,077	6,522
*	Addus HomeCare Corp.	56,932	6,314
*	Surgery Partners Inc.	239,423	5,653
	Select Medical Holdings Corp.	362,844	5,548
*	BrightSpring Health Services Inc.	218,866	5,211
*	Alignment Healthcare Inc.	329,952	5,071
*	Progyny Inc.	227,407	4,889
*	GeneDx Holdings Corp.	61,452	4,377
	National HealthCare Corp.	41,290	4,300
*	Clover Health Investments Corp.	1,245,775	3,912
*	Pediatrix Medical Group Inc.	266,492	3,771
*	Brookdale Senior Living Inc.	563,326	3,667
	US Physical Therapy Inc.	47,390	3,554
*	Astrana Health Inc.	141,336	3,504
*	Pennant Group Inc.	107,963	3,100
*	NeoGenomics Inc.	401,360	2,922
*	AMN Healthcare Services Inc.	119,721	2,527
*	LifeStance Health Group Inc.	421,712	2,505
*	AdaptHealth Corp.	274,318	2,463
*	agilon health Inc.	971,716	2,157
*	Community Health Systems Inc.	394,328	1,530
*	Owens & Minor Inc.	230,355	1,520
*	Castle Biosciences Inc.	91,087	1,455
*	PACS Group Inc.	146,594	1,454
*	Talkspace Inc.	447,702	1,428
*	Enhabit Inc.	135,247	1,420
*	OPKO Health Inc.	943,761	1,284
*	Fulgent Genetics Inc.	61,617	1,277
*	Cross Country Healthcare Inc.	91,365	1,204
*	DocGo Inc.	269,710	383
*,1	ModivCare Inc.	22,677	25
			3,252,798
Health Care Technology (1.1%)
*	Veeva Systems Inc. Class A	483,279	135,173
*	Doximity Inc. Class A	375,570	19,563
*	Waystar Holding Corp.	215,464	8,614
*	Certara Inc.	405,083	4,602
*	Schrodinger Inc.	200,671	4,339
*	Phreesia Inc.	175,019	4,286
*	Teladoc Health Inc.	547,153	3,786
*	Evolent Health Inc. Class A	311,111	2,318
	HealthStream Inc.	76,629	2,147
	Simulations Plus Inc.	53,832	1,714
*	GoodRx Holdings Inc. Class A	278,991	1,094
*	Health Catalyst Inc.	200,825	763
*	Claritev Corp.	15,635	601
*	Definitive Healthcare Corp.	146,457	485
*	American Well Corp. Class A	39,101	264
			189,749
Life Sciences Tools & Services (8.5%)
	Thermo Fisher Scientific Inc.	1,180,450	475,509
	Danaher Corp.	2,013,548	382,373
	Agilent Technologies Inc.	891,526	99,780
*	IQVIA Holdings Inc.	551,340	77,370
*	Mettler-Toledo International Inc.	65,171	75,306
*	Waters Corp.	186,049	64,976

		Shares	Market Value ($000)
	West Pharmaceutical Services Inc.	226,064	47,666
*	Illumina Inc.	494,896	40,700
	Revvity Inc.	375,713	33,972
*	Avantor Inc.	1,967,347	25,398
	Bio-Techne Corp.	494,357	23,927
*	Medpace Holdings Inc.	80,344	23,693
*	Charles River Laboratories International Inc.	153,586	20,831
*	Repligen Corp.	166,829	19,698
*	Bio-Rad Laboratories Inc. Class A	60,969	13,836
*	Tempus AI Inc.	236,567	13,054
	Bruker Corp.	331,347	12,160
*	Sotera Health Co.	490,180	6,000
*	Azenta Inc.	129,253	3,454
*	Adaptive Biotechnologies Corp.	324,629	3,090
*	10X Genomics Inc. Class A	307,811	2,933
*	BioLife Solutions Inc.	119,292	2,610
*	Niagen Bioscience Inc.	170,296	1,843
	Mesa Laboratories Inc.	17,070	1,718
*	Fortrea Holdings Inc.	268,225	1,153
*	Cytek Biosciences Inc.	343,829	952
*	CryoPort Inc.	155,653	935
*	Maravai LifeSciences Holdings Inc. Class A	357,166	804
*	Standard BioTools Inc.	769,706	777
*	MaxCyte Inc.	313,574	746
*,1	Pacific Biosciences of California Inc.	771,703	744
*	Quanterix Corp.	96,926	504
*	OmniAb Inc.	273,390	347
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			1,478,859
Pharmaceuticals (25.8%)
	Eli Lilly & Co.	2,519,803	1,858,783
	Johnson & Johnson	5,285,882	820,422
	Merck & Co. Inc.	7,869,026	604,656
	Pfizer Inc.	17,735,422	416,605
	Bristol-Myers Squibb Co.	6,362,961	307,204
	Zoetis Inc.	1,394,868	235,217
	Royalty Pharma plc Class A	1,152,098	37,881
	Viatris Inc.	3,734,060	32,822
*	Corcept Therapeutics Inc.	296,931	23,030
*	Elanco Animal Health Inc. (XNYS)	1,552,461	20,865
*	Jazz Pharmaceuticals plc	180,476	19,504
*	Prestige Consumer Healthcare Inc.	154,926	13,273
	Perrigo Co. plc	426,793	11,425
*	Axsome Therapeutics Inc.	106,747	11,226
	Organon & Co.	805,846	7,430
*	Ligand Pharmaceuticals Inc.	60,186	6,150
*	Supernus Pharmaceuticals Inc.	175,005	5,548
*	Harmony Biosciences Holdings Inc.	134,401	4,637
*	Tarsus Pharmaceuticals Inc.	104,076	4,470
*	Pacira BioSciences Inc.	144,813	3,742
*	Innoviva Inc.	186,259	3,645
*	Amneal Pharmaceuticals Inc.	489,727	3,585
*	ANI Pharmaceuticals Inc.	53,955	3,168
*	Amphastar Pharmaceuticals Inc.	118,777	3,054
*	Liquidia Corp.	200,041	2,985
*	Collegium Pharmaceutical Inc.	99,570	2,901
*	Harrow Inc.	98,426	2,767
*	Ocular Therapeutix Inc.	323,200	2,589
*	Avadel Pharmaceuticals plc	272,373	2,481
*	Xeris Biopharma Holdings Inc.	457,651	2,261
*	Edgewise Therapeutics Inc.	147,567	2,107
*	WaVe Life Sciences Ltd.	335,909	2,019
	Phibro Animal Health Corp. Class A	64,365	1,572
*	Nuvation Bio Inc.	682,262	1,446
*	Evolus Inc.	148,829	1,368
*,1	Mind Medicine MindMed Inc.	188,488	1,368
*	Enliven Therapeutics Inc.	76,531	1,360
*,1	Tilray Brands Inc.	3,154,251	1,343

		Shares	Market Value ($000)
*	EyePoint Pharmaceuticals Inc.	183,058	1,325
*	Arvinas Inc.	151,465	1,091
*	Theravance Biopharma Inc.	118,581	1,086
*	Amylyx Pharmaceuticals Inc.	198,018	1,020
*,1	ATAI Life Sciences NV	437,085	1,010
*	LENZ Therapeutics Inc.	34,445	1,006
	SIGA Technologies Inc.	135,372	810
*,1	Phathom Pharmaceuticals Inc.	130,611	555
*	Terns Pharmaceuticals Inc.	177,224	551
*	Atea Pharmaceuticals Inc.	167,431	497
*	Rapport Therapeutics Inc.	51,780	428
*	Alumis Inc.	90,095	315
*	Cassava Sciences Inc.	142,926	287
*	Ventyx Biosciences Inc.	156,531	266
*	Pliant Therapeutics Inc.	115,910	156
*	Neumora Therapeutics Inc.	176,184	126
*,2	Chinook Therapeutics Inc. CVR	784	—
			4,497,438
Total Common Stocks (Cost $14,891,952)			16,902,477
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $532,096)	5,321,583	532,105
Total Investments (100.1%) (Cost $15,424,048)			17,434,582
Common Stocks Sold Short (-0.0%)
Biotechnology (-0.0%)
*	Enanta Pharmaceuticals Inc.	(22)	(—)
*	Repare Therapeutics Inc.	(21)	(—)
			(—)
Health Care Equipment & Supplies (-0.0%)
*	Outset Medical Inc.	(4)	(—)
Total Common Stocks Sold Short (Proceeds $—)			(—)
Other Assets and Liabilities—Net (-0.1%)			(15,455)
Net Assets (100.0%)			17,419,127
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,221.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $43,123 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AbbVie Inc.	8/29/25	BANA	102,361	(5.037)	452	—
AbbVie Inc.	8/29/25	BANA	55,833	(5.037)	246	—
Avantor Inc.	8/29/25	BANA	2,091	(4.337)	—	(7)
Globus Medical Inc.	8/29/25	BANA	5,918	(4.337)	—	(26)
Johnson & Johnson	8/29/25	BANA	131,929	(5.080)	1,086	—
Johnson & Johnson	8/29/25	BANA	131,929	(5.080)	1,086	—
Johnson & Johnson	8/29/25	BANA	46,563	(4.987)	195	—
Johnson & Johnson	8/29/25	BANA	23,282	(5.087)	96	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Johnson & Johnson	1/30/26	GSI	14,961	(4.333)	663	—
Sarepta Therapeutics Inc.	8/29/25	BANA	2,444	(4.337)	—	(15)
					3,824	(48)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $502 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,902,477	—	—	16,902,477
Temporary Cash Investments	532,105	—	—	532,105
Total	17,434,582	—	—	17,434,582
Liabilities
Common Stocks	—	—	—	—
Derivative Financial Instruments
Assets
Swap Contracts	—	3,824	—	3,824
Liabilities
Swap Contracts	—	(48)	—	(48)